Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2020
Loss per Share [abstract]
Schedule of loss per share

	SIX MONTHS ENDED
	June 30, 2020	June 30, 2019
Loss attributable to owners of the Company	(2,658,501)	(3,604,301)
Weighted average number of shares outstanding*	4,585,054	2,173,307
Basic and diluted loss per share	(0.58)	(1.66)

*	The basic and diluted loss per share for the period ended June 30, 2019 have been adjusted for the 2019 Reverse Share Split on May 1, 2019 with a ratio of 1 for 20.